Equity - Summary of Movements of Shares in Share Trust (Details) - shares	1 Months Ended	9 Months Ended
	Jul. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance, shares			3,500,000
Ending balance, shares			3,500,000
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance, shares	3,500,000	3,500,000
Transfer to employee share trust, shares	3,500,000	3,450,000
Exercise of share options ,shares		(5,653,351)
Ending balance, shares		1,296,649